Significant Accounting Policies - Schedule of Disaggregates its Revenue from Contracts with Customers (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregates its Revenue from Contracts with Customers [Line Items]
Revenue	$ 2,051,672	$ 1,974,464	$ 6,050,793	$ 5,623,104	$ 6,906,160	$ 8,564,776
Technology Solutions [Member]
Schedule of Disaggregates its Revenue from Contracts with Customers [Line Items]
Revenue
Managed Services [Member]
Schedule of Disaggregates its Revenue from Contracts with Customers [Line Items]
Revenue					$ 6,906,160	$ 8,564,776